Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 16 - Subsequent events

Management has performed an evaluation of subsequent events after the balance sheet date of June 30, 2025 through October 16, 2025, the date that the financial statements were available to be issued.

Joint Venture Agreement

On September 2, 2025, the Company announced a joint venture with Kayanat, a Saudi Arabian family office, to establish RedCloud Arabia, a new entity focused on digitizing and transforming the FMCG sector in Saudi Arabia. The joint venture will be jointly owned by RedCloud Holdings PLC and Kayanat, with operations expected to commence in Q4 2025. RedCloud Arabia will deploy the Company’s AI-powered RedAI trading platform, Red101 for retailers, and the TradeX bulk trading program. The joint venture is expected to be accounted for under the equity method of accounting.

Other than the above, there were no material subsequent events to highlight.

Loan Agreement

On 23 September 2025, RedCloud Technology Ltd signed a Framework Loan Agreement with Lienhardt & Partner Privatbank Zürich AG, securing access to a revolving credit facility of up to GBP 2,000,000. The amount available under this facility is subject to the value of collateral accepted by the bank.

Key highlights of the agreement include:

Loan Types: The facility can be used as an overdraft, a fixed advance, or to meet margin requirements for forward exchange contracts and other derivative instruments.

Interest Rates:

●	Overdrafts accrue interest at 4.95% per annum, calculated daily.
●	Fixed advances in foreign currencies are priced at the bank’s internal refinancing rate plus a 1.25% margin.

Collateral:

The facility is secured by assets approved by the bank, with the loan amount determined by the applicable loan- to-value ratio.

Termination:

Either party may terminate the agreement at any time with immediate effect. Any fixed-term loans already drawn will remain in place until maturity.

Purpose:

The facility is intended to support trading in financial instruments, in line with Article 3c(5) of the Swiss Financial Services Act (FIDLEG).

This agreement is considered a non-adjusting subsequent event, as it was entered into after the 2024 reporting date but before the financial statements were authorised for issue. While it does not impact the financial position as at 31 December 2024, it is disclosed here to provide transparency about significant developments after year- end.

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 16 - Subsequent events (continued)

Share options

●	On July 3, 2025, RedCloud Holdings plc entered into a securities purchase agreement with certain institutional and accredited investors, including the Company’s largest current shareholder, and a member of the Board, to purchase 9,000,000 of its ordinary shares and accompanying warrants to purchase 18,000,000 ordinary shares at a combined purchase price of $1.50 per ordinary share and accompanying warrants in a private placement. The Company received aggregate gross proceeds of $13.5 million before deducting placement agent fees and other private placement expenses. The private placement closed on July 8, 2024.
●	Between 29 September and 10 November 2025, a total of 2,091,717 share options were exercised at an exercise price of $1.50 per option, resulting in gross proceeds of $3,137,575.50. The exercise led to the issuance of 2,091,717 new ordinary shares each.The newly issued shares rank pari passu with the existing ordinary shares in issue.

Departure and Appointment of Certain Officers

On December 31, 2025, Neil Woodman’s term as Executive Vice President of Finance of RedCloud Holdings plc (the “Company”) will expire, and Mr. Woodman has informed the Company that he does not intend to return to the role. In connection with this notification, the Company’s Board of Directors met and agreed to appoint Maria Magdalena Gonzalez, who currently serves as a member of the Board and the audit committee, as Chief Financial Officer (“CFO”) effective January 5, 2026.

The above events are considered a non-recognized subsequent event under ASC 855 Subsequent Events, as it occurred after the balance sheet date and does not provide additional evidence about conditions that existed at 30 June 2025. Accordingly, no adjustment has been made to the financial statements as of that date, but disclosure is provided to ensure transparency of significant post-year-end equity transactions.

Note 17 - Subsequent Events

Management has performed an evaluation of subsequent events after the balance sheet date of December 31, 2024, through May 15, 2025, the date that the consolidated financial statements were available to be issued.

Loan Capitalization

To meet Nasdaq’s minimum shareholder equity threshold, RedCloud had to increase the amount of shareholder equity on its balance sheet by approximately $5.3m. To achieve this the Company, with the agreement of a shareholder lender converted £4.8m ($6m) of unsecured term loans to equity at the IPO at a discount to the IPO share price of 25%.

The loans capitalized were the unsecured term loans dated October 2024 (£2m ($2.5m)) and December 2024 (£2.8m ($3.5m)) (See Note 9), with the capitalization taking place immediately prior to the IPO. On capitalization the Company was to allot 1,599,999 ordinary shares of £0.001, credited as fully paid for a price of £3.00 / $3.25 per share. The capitalization was to take place immediately prior to the IPO. The allotment was subsequently affected by the share capitalization (reverse split) and the fact that the IPO strike price subsequently reduced from $5.00 per share to $4.50 per share, which resulted in an additional allotment of 1,777,777 ordinary shares of £0.002 each in the capital of the Company for a price of $5 per share with a 25% discount ($3.375 per share).

Unsecured Term Loan Conversion

The unsecured term loan lenders (See Note 9) agreed to their respective unsecured term loans being converted at the IPO price. The loans converted were those set out in:

(i)	the Consolidated Loan Agreement dated 30 September 2024 in the amount of £26,901,566 ($33.6 million); and
(ii)	the Loan Agreement dated 27 January 2025 in the amount of £1,500,000 ($1.8 million).

The loans were converted at $5 per share on the assumption that IPO strike price was $5. On this assumption £24,890,841 ($31.1 million) was converted at $5 per share in exchange for 6,597,710 shares; £985,362 ($1.2 million) was converted at $5 per share in exchange for 246,340 shares, and £1,035,362 ($1.3 million) was converted at $5 per share in exchange for 258,840 shares.

The IPO strike price was subsequently lowered to $4.50, meaning that the loan converted share issuance did not reflect the commercial agreement between the parties. To rectify this the Company issued the following additional shares:

●	733,079 ordinary shares of £0.002 each in the capital of the Company at nominal value, being an aggregate subscription price of £1,466.16 ($1,834);
●	27,371 ordinary shares of £0.002 each in the capital of the Company at nominal value, being an aggregate subscription price of £54.75 ($68.53); and
●	28,760 ordinary shares of £0.002 each in the capital of the Company at nominal value, being an aggregate subscription price of £57.52 ($71.99).

This further issuance of shares took place just prior to completion of the IPO.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 17 - Subsequent Events (continued)

Convertible Loan Note Conversion

Pursuant to paragraph 3.2 of schedule 1 of a convertible loan note instrument dated October 2024 (the Loan Note Instrument) the outstanding principal amount of the £10,500,000 ($13.14 million) unsecured convertible loan notes in the capital of the Company together with any Converted Interest (as defined in the Loan Note Instrument) less any Tax Deduction (as defined in the Loan Note Instrument) was automatically converted at the IPO into fully paid ordinary shares of £0.002 each at the Conversion Price (as defined in the Loan Note Instrument).

Non-Executive Directors

On the IPO, RedCloud entered into non-executive director appointment letters with two existing directors, Hans Kunz and Nikolaus Senn and appointed 3 new independent non-executive directors, David Chung-Hua Bolocan, Prem Parameswaran and Maria Magdalena Gonzales.

Initial Public Offering

The Company announced the successful closing of its initial public offering (IPO) on March 21, 2025, selling 4,444,445 ordinary shares at $4.50 per share, resulting in gross proceeds of approximately $20 million.

Related party notes payable

The Company entered into an unsecured term loan with a shareholder in the amount of £2,800,000 ($3.5 million) payable in two tranches: the first, in the amount of £2,000,000 ($2.5 million) payable in December 2024; the second, in the amount of £800,000 ($1 million) payable in January 2025. Interest accrued on the loan at a rate of 15% per annum. The loan is repayable as follows:

(i) an amount of up to £10,000,000 ($12.5 million) to be repayable on completion of the proposed IPO (the “Initial Repayment Amount”); and

(ii) the amount outstanding following the payment of the Initial Repayment Amount to be repaid in full or, if relevant, in part on the earlier of:

a.	1 September 2029; or
b.	within 15 Business Days’ written notice from any Lender to the Company:

●	on the second anniversary of completion of the IPO;
●	or on each six-month period after the second anniversary of completion of the IPO;
●	or if completion of the IPO does not occur within 18 months of the date of the New Facility Agreement, the last day of each calendar month after such date which is 18 months of the New Facility Agreement;

The Company entered into an unsecured term loan with a shareholder in the amount of £1,500,000 ($1.9 million) in January 2025.

Interest accrued on the loan at a rate of 15% per annum. The loan was repayable on the same terms and basis as the December 2024 loan.

Directors & Officers Insurance

On 24 March 2025 the Company put in place Directors and Officers (D&O) insurance coverage through its insurance brokers, Gallagher, with a total cost of $960k per year.

Note 17 - Subsequent Events (continued)

Board Committees

As of March 24, 2025, upon the completion of the Company’s initial public offering (IPO), the Board of Directors formally established the following standing committees in accordance with applicable corporate governance requirements: the Audit Committee, the Remuneration Committee and the Nominations and Corporate Governance Committee. Each committee operates under a charter approved by the Board and is composed of independent directors. consistent with the listing standards and regulatory guidelines.